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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531
                                   -------------------------------

                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


 1800 Bayberry Court, Suite 103      Richmond, Virginia             23226
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)

                              Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (804) 484-1401
                                                    ----------------------------

Date of fiscal year end:    June 30, 2007
                         ------------------------------

Date of reporting period:   September 30, 2006
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 81.8%                                      VALUE
================================================================================
            CONSUMER DISCRETIONARY - 9.8%
    19,200  4Kids Entertainment, Inc.(a)(b)                        $    316,800
     9,100  Acacia Research Corp. - Acacia Technologies(a)              103,285
     4,900  Asbury Automotive Group, Inc.                               100,940
    12,230  Beasley Broadcast Group, Inc.                                85,977
     6,200  bebe stores, inc.                                           153,636
     9,348  Benihana, Inc.(a)                                           271,092
    56,800  Gemstar-TV Guide International, Inc.(a)(b)                  188,576
    18,700  Maidenform Brands, Inc.(a)(b)                               360,910
     6,200  MTR Gaming Group, Inc.(a)                                    58,218
     3,500  Pinnacle Entertainment, Inc.(a)                              98,420
    14,827  PriceSmart, Inc.(a)(b)                                      223,888
    10,900  Private Media Group, Inc.(a)                                 44,036
    16,500  Ruth's Chris Steak House, Inc.(a)(b)                        310,530
    26,040  Saga Communications, Inc. - Class A(a)                      201,549
     6,900  Speedway Motorsports, Inc.                                  251,229
    27,100  Standard Motor Products, Inc.                               324,929
     3,800  Steven Madden Ltd.(a)                                       149,112
     6,800  Tenneco, Inc.(a)(b)                                         159,052
     2,100  Wiley (John) & Sons, Inc. - Class A                          75,621
                                                                  --------------
                                                                      3,477,800
                                                                  --------------
            CONSUMER STAPLES - 2.8%
    11,500  Cal-Maine Foods, Inc.                                        76,245
    10,800  Imperial Sugar Co.(b)                                       336,096
    10,800  NBTY, Inc.(a)                                               316,116
    24,300  Prestige Brands Holdings, Inc.(a)                           270,702
                                                                  --------------
                                                                        999,159
                                                                  --------------
            ENERGY - 10.4%
    11,300  Alon USA Energy, Inc.(b)                                    333,237
    11,100  Basic Energy Services, Inc.(a)(b)                           270,840
     1,800  Cabot Oil & Gas Corp.                                        86,274
     7,600  Chesapeake Utilities Corp.(b)                               228,380
     8,300  Complete Production Services, Inc.(a)(b)                    163,842
    11,500  Global Industries Ltd.(a)                                   178,940
     4,100  North European Oil Royalty Trust(b)                         151,495
     5,400  Oceaneering International, Inc.(a)(b)                       166,320
    11,000  Ormat Technologies, Inc.(b)                                 359,920
    13,400  Penn Virginia Resource Partners L.P.(b)                     322,002
     7,200  St. Mary Land & Exploration Co.(b)                          264,312
    10,300  Superior Energy Services, Inc.(a)(b)                        270,478
     3,700  Unit Corp.(a)(b)                                            170,089
     4,800  W&T Offshore, Inc.(b)                                       140,208
     7,400  Warrior Energy Service Corp.(a)                             190,550
    16,700  Western Refining, Inc.(b)                                   388,108
                                                                  --------------
                                                                      3,684,995
                                                                  --------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES   COMMON STOCKS - 81.8% (Continued)                          VALUE
================================================================================
            FINANCIALS - 9.3%
     1,000  BRT Realty Trust                                       $     28,370
     5,400  Center Financial Corp.                                      128,412
       900  Columbia Equity Trust, Inc.                                  14,985
    21,500  ECC Capital Corp.                                            21,930
    23,800  Encore Capital Group, Inc.(a)(b)                            308,924
    12,600  Financial Institutions, Inc.(b)                             294,336
     1,400  Firstbank Corp.                                              33,180
       400  First Citizens BancShares, Inc. - Class A                    76,440
     4,175  First Security Group, Inc.                                   48,096
     7,600  Government Properties Trust, Inc.                            68,552
    41,800  Hooper Holmes, Inc.(a)(b)                                   140,866
     1,400  Investment Technology Group, Inc.(a)                         62,650
    12,200  Mission West Properties, Inc.(b)                            139,202
    10,000  Morningstar, Inc.(a)(b)                                     369,000
     2,000  Nicholas Financial, Inc.(a)                                  27,640
    14,400  Northern Empire Bancshares(a)                               403,488
       600  Oak Hill Financial, Inc.                                     14,856
     4,500  One Liberty Properties, Inc.                                100,800
    10,825  Opteum, Inc. - Class A                                       87,141
    16,800  Sizeler Property Investors, Inc.(b)                         252,504
     1,900  UMH Properties, Inc.                                         29,355
     1,827  Southwest Bancorp, Inc.                                      47,173
    18,900  Universal American Financial Corp.(a)(b)                    303,723
     8,400  Western Alliance Bancorp(a)(b)                              276,360
                                                                  --------------
                                                                      3,277,983
                                                                  --------------
            HEALTH CARE - 6.1%
    48,700  American Oriental Bioengineering, Inc.(a)                   296,096
    30,600  AMICAS, Inc.(a)                                              91,188
    14,770  Barrier Therapeutics, Inc.(a)                                95,414
    32,800  Caliper Life Sciences, Inc.(a)                              160,064
     2,600  Datascope Corp.                                              87,022
     1,700  Geo Group, Inc. (The)(a)                                     71,825
     5,800  Haemonetics Corp.(a)(b)                                     271,440
    13,400  LHC Group, Inc.(a)(b)                                       299,088
    12,200  MedCath Corp.(a)(b)                                         367,098
     4,000  Meridian Bioscience, Inc.                                    94,040
     4,300  Neogen Corp.(a)                                              93,138
    11,500  Somanetics Corp.(a)(b)                                      229,540
       700  Tiens Biotech Group (USA), Inc.(a)                            2,030
                                                                  --------------
                                                                      2,157,983
                                                                  --------------
            INDUSTRIALS - 17.0%
       700  Alamo Group, Inc.                                            15,918
     6,600  Alaska Air Group, Inc.(a)(b)                                251,064
     4,500  AMERCO(a)(b)                                                333,675
    10,400  Ampco-Pittsburgh Corp.(b)                                   321,672
       900  AMREP Corp.(a)                                               43,983
    20,900  Celadon Group, Inc.(a)                                      347,776
     5,500  Consolidated Graphics, Inc.(a)(b)                           330,935
    16,900  Covenant Transport, Inc.(a)                                 206,349

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 81.8% (Continued)                          VALUE
================================================================================
            INDUSTRIALS - 17.0% (Continued)
     4,400  Gardner Denver, Inc.(a)(b)                             $    145,552
     4,300  General Cable Corp.(a)(b)                                   164,303
     2,000  Gorman-Rupp Co. (The)                                        65,400
     9,000  H&E Equipment Services, Inc.(a)(b)                          219,510
       200  Hardinge, Inc.                                                2,660
    23,300  Horizon Lines, Inc.(b)                                      389,110
    11,500  II-VI, Inc.(a)                                              286,580
    18,600  Infrasource Services, Inc.(a)(b)                            326,430
     2,700  Laidlaw International, Inc.                                  73,791
     4,300  Littlefuse, Inc.(a)                                         149,210
     1,420  MTC Technologies, Inc.(a)                                    34,137
     1,800  NACCO Industries, Inc.(b)                                   244,638
     7,400  Nordson Corp.                                               294,964
    30,100  On Assignment, Inc.(a)(b)                                   295,281
    12,600  Orbital Sciences Corp.(a)(b)                                236,502
     6,900  Reddy Ice Holdings, Inc.(b)                                 166,980
    18,700  Republic Airways Holdings, Inc.(a)(b)                       290,224
     9,000  Sauer-Danfoss, Inc.(b)                                      215,820
     7,600  Smith & Wesson Holding Corp.(a)                             105,488
     1,900  Teledyne Technologies, Inc.(a)                               75,240
     1,101  Traffix, Inc.                                                 5,769
     5,800  Wabtec Corp.(b)                                             157,354
     2,700  Washington Group International, Inc.(a)(b)                  158,922
     1,800  Watson Wyatt Worldwide, Inc.                                 73,656
                                                                  --------------
                                                                      6,028,893
                                                                  --------------
            INFORMATION TECHNOLOGY - 15.9%
    14,384  Ansoft Corp.(a)(b)                                          358,306
    15,900  Answerthink, Inc.(a)                                         42,771
     3,000  ANSYS, Inc.(a)(b)                                           132,540
    33,400  Cogent Communications Group, Inc.(a)(b)                     387,106
     5,700  Covansys Corp.(a)                                            97,698
    58,600  Credence Systems Corp.(a)                                   167,010
    53,000  Extreme Networks, Inc.(a)(b)                                192,390
     8,500  FileNet Corp.(a)                                            296,055
     8,200  Hittite Microwave Corp.(a)(b)                               364,900
    10,300  IHS, Inc. - Class A(a)(b)                                   330,424
    25,100  Internap Network Services Corp.(a)                          382,022
    10,300  LeCroy Corp.(a)                                             141,934
    20,188  Liquidity Services, Inc.(a)(b)                              314,731
     3,500  Manhattan Associates, Inc.(a)                                84,490
    50,100  McDATA Corp.(a)                                             252,003
    37,700  Methode Electronics, Inc.                                   358,527
     2,000  MICROS Systems, Inc.(a)                                      97,840
    38,500  Packeteer, Inc.(a)(b)                                       331,485
       500  Pomeroy IT Solutions, Inc.(a)(b)                              4,090
    34,800  Secure Computing Corp.(a)(b)                                220,284
    13,900  Sohu.com, Inc.(a)                                           306,078

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 81.8% (Continued)                          VALUE
================================================================================
            INFORMATION TECHNOLOGY - 15.9% (Continued)
     6,700  Stellent, Inc.                                         $     72,628
    16,000  SYNNEX Corp.(a)(b)                                          368,160
     9,800  Technitrol, Inc.(b)                                         292,530
     1,900  Vocus, Inc.(a)                                               29,982
                                                                  --------------
                                                                      5,625,984
                                                                  --------------
            MATERIALS - 5.7%
     8,500  Foundation Coal Holdings, Inc.(b)                           275,145
     2,200  Lydall, Inc.(a)                                              19,580
     4,700  Material Sciences Corp.(a)                                   46,812
    11,000  Mesabi Trust                                                231,550
    10,300  Myers Industries, Inc.                                      175,100
     4,800  Oregon Steel Mills, Inc.(a)(b)                              234,576
    15,035  RBC Bearings, Inc.(a)(b)                                    363,095
    14,400  Terra Nitrogen Co., L.P.                                    376,560
    25,100  Xerium Technologies, Inc.                                   278,108
                                                                  --------------
                                                                      2,000,526
                                                                  --------------
            TELECOMMUNICATIONS SERVICES - 4.1%
    14,300  Arris Group, Inc.(a)(b)                                     163,878
     7,804  Atlantic Tele-Network, Inc.                                 144,218
    19,900  Consolidated Communications Holdings, Inc.                  372,329
     3,000  D&E Communications, Inc.(b)                                  37,830
     3,700  Eschelon Telecom, Inc.(a)                                    62,863
       600  Hungarian Telephone & Cable Corp.(a)                          9,390
     9,700  InterDigital Communications Corp.(a)(b)                     330,770
    48,400  Vonage Holdings Corp.(a)(b)                                 332,992
                                                                  --------------
                                                                      1,454,270
                                                                  --------------
            UTILITIES - 0.7%
     3,300  Empire District Electric Co. (The)                           73,854
     8,100  Middlesex Water Co.                                         155,763
     1,245  York Water Co. (The)                                         23,680
                                                                  -------------
                                                                        253,297
                                                                  --------------

            TOTAL COMMON STOCKS (Cost $28,359,850)                 $ 28,960,890
                                                                  --------------

================================================================================
    SHARES  CLOSED-END FUNDS - 20.1%                                   VALUE
================================================================================
    20,600  Adams Express Co.                                      $    278,512
     1,000  Bancroft Fund Ltd.                                           18,990
     8,400  BlackRock Income Trust                                       51,324
       800  BlackRock Strategic Dividend Achievers Trust                 11,392
    19,703  Cohen & Steers REIT and Utility Income Fund, Inc.           406,867
    27,300  Cohen & Steers Select Utility Fund, Inc.                    609,609
     8,200  DWS Municipal Income Trust                                   89,954
     2,000  Ellsworth Fund Ltd.                                          16,400
     1,000  Fiduciary/Claymore MLP Opportunity Fund                      19,400
    28,000  Flaherty & Crumrine/Claymore Preferred Securities
            Income Fund, Inc.                                           578,760
       300  Franklin Universal Trust                                      1,962
     4,981  High Income Opportunity Fund, Inc.                           31,729
     9,600  Insured Municipal Income Fund                               124,512

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  CLOSED-END FUNDS - 20.1% (Continued)                       VALUE
================================================================================
     2,100  John Hancock Patriot Select Dividend Trust             $     26,754
    10,100  John Hancock Tax-Advantaged Dividend Income Fund            190,587
       400  Latin America Discovery Fund, Inc.                            9,888
    18,700  Managed High Income Portfolio, Inc.                         116,501
     7,700  Managed Municipal Portfolio                                  84,931
     6,400  MBIA Capital/Claymore Managed Duration Investment Grade
             Municipal Fund                                              81,344
     5,800  Mexico Fund, Inc. (The)                                     199,578
    10,900  MFS Charter Income Trust                                     91,669
    25,200  MFS Intermediate Income Trust                               154,728
     1,421  Morgan Stanley Insured Municipal Income Trust                20,775
     1,047  Morgan Stanley Quality Municipal Investment                  14,721
       475  Morgan Stanley Quality Municipal Securities                   6,959
     6,300  MuniHoldings Insured Fund II, Inc.                           81,648
       200  MuniYield Insured Fund, Inc.                                  2,854
     5,300  Neuberger Berman Income Opportunity Fund, Inc.               86,390
     7,295  Neuberger Berman Realty Income Fund, Inc.                   161,730
     3,300  Nuveen Florida Quality Income Municipal Fund                 45,309
     2,300  Nuveen New York Investment Quality Municipal Fund            32,177
     3,800  Nuveen New York Select Quality Municipal Fund                54,492
     2,100  Nuveen Pennsylvania Investment Quality Municipal Fund        28,455
    17,100  Nuveen Premium Income Municipal Fund                        240,084
     8,950  Nuveen Premium Income Municipal Fund 2                      125,747
    13,500  Pioneer Tax Advantaged Balanced Fund                        179,280
    27,700  Preferred Income Strategies Fund, Inc.                      554,000
    40,600  Putnam Master Intermediate Income Trust                     249,690
     1,700  Reaves Utility Income Trust (The)                            35,853
     2,451  Salomon Brothers Capital and Income Fund, Inc.               43,309
    17,817  Salomon Brothers Emerging Markets Income Fund II, Inc.      223,782
     2,600  Salomon Brothers Emerging Markets Debt Fund, Inc.            45,422
     9,300  Salomon Brothers Inflation Management Fund, Inc.            148,521
       400  Salomon Worldwide Income Fund, Inc.                           5,292
     4,300  Singapore Fund, Inc.                                         50,267
       281  SunAmerica Focused Alpha Growth Fund, Inc.                    5,005
     3,800  TCW Strategic Income Fund, Inc.                              18,696
     3,500  Templeton Dragon Fund, Inc.                                  76,650
     7,300  TS&W/Claymore Tax-Advantaged Balanced Fund                  104,609
    15,000  Van Kampen Advantage Municipal Income Trust II              194,850
    10,500  Van Kampen Municipal Opportunity Trust                      154,770
    13,600  Van Kampen Municipal Trust                                  200,192
     6,700  Van Kampen Trust for Investment Grade Municipals             99,696
    14,100  Western Asset/Claymore US Treasury Inflation Protected
             Securities Fund                                            162,996
    41,400  Western Asset/Claymore US Treasury Inflation Protected
             Securities Fund 2                                          481,482
                                                                  --------------

            TOTAL CLOSED-END FUNDS (Cost $7,048,035)               $  7,131,094
                                                                  --------------

TFS MARKET NEUTRAL FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  MONEY MARKET SECURITIES - 2.2%                             VALUE
================================================================================
   793,784  UMB Money Market Fiduciary Fund (Cost $793,784)        $    793,784
                                                                  --------------

            TOTAL INVESTMENTS AT VALUE - 104.1% (Cost $36,201,669) $ 36,885,768

            LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)           (1,459,754)
                                                                  --------------

            TOTAL NET ASSETS - 100.0%                              $ 35,426,014
                                                                  ==============

     (a) Non-income producing security.
     (b) All or a portion of the shares have been committed as collateral for open short positions.

See accompanying notes to portfolio of investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 67.7%                                      VALUE
================================================================================
            CONSUMER DISCRETIONARY - 18.5%
     7,800  American Greetings Corp. - Class A                     $    180,336
     5,891  Arctic Cat, Inc.                                             97,791
       900  Blockbuster, Inc.                                             3,456
     7,700  Blue Nile, Inc.(a)                                          279,895
     1,000  Bon-Ton Stores, Inc. (The)                                   29,740
    14,600  Build-A-Bear-Workshop, Inc.(a)                              332,442
     4,700  Cabela's, Inc.(a)                                           102,131
     5,500  Carmike Cinemas, Inc.                                        94,490
    11,600  Coachman Industries, Inc.                                   125,396
     1,900  Cox Radio, Inc.(a)                                           29,165
    14,169  Crocs, Inc.(a)                                              481,037
    15,600  Cumulus Media, Inc.(a)                                      149,136
     3,300  Gander Mountain Co.(a)                                       22,968
    18,400  Furniture Brands International, Inc.                        350,336
     5,200  Hancock Fabrics, Inc.                                        14,924
    23,657  Infocrossing, Inc.(a)                                       317,240
     7,900  JAKKS Pacific, Inc.(a)                                      140,857
     3,500  Jo-Ann Stores, Inc.(a)                                       58,520
     6,700  Kellwood Co.                                                193,161
    11,232  Lakes Entertainment, Inc.(a)                                108,501
     4,700  Landry's Restaurants, Inc.                                  141,705
    10,800  La-Z-Boy, Inc.                                              150,768
     2,700  Leapfrog Enterprises, Inc.(a)                                21,411
     5,000  Martha Stewart Living Omnimedia, Inc.(a)                     88,800
     5,600  Marvel Entertainment, Inc.(a)                               135,184
     5,000  Movie Gallery, Inc.(a)                                        9,800
    18,200  Multimedia Games, Inc.(a)                                   165,256
    23,093  Navarre Corp.(a)                                             92,834
     1,100  NuCo2, Inc.(a)                                               29,590
    14,800  Overstock.com, Inc.(a)                                      259,444
     3,700  Papa John's International, Inc.(a)                          133,607
     4,200  Polaris Industries, Inc.                                    172,830
     5,600  Pre-Paid Legal Services, Inc.                               222,152
     9,300  Reader's Digest Association, Inc.                           120,528
     5,000  Salton, Inc.(a)                                              11,500
     1,300  Select Comfort Corp.(a)                                      28,444
     4,272  Sharper Image Corp.(a)                                       44,002
    28,900  Six Flags, Inc.(a)                                          151,147
    17,900  Superior Industries International, Inc.                     300,541
     6,600  Tempur-Pedic International, Inc.(a)                         113,322
    13,700  Tuesday Morning Corp.                                       190,156
    16,963  Universal Display Corp.(a)                                  187,102
     7,000  Valence Technology, Inc.(a)                                  13,580
     1,800  Vertrue, Inc.(a)                                             70,776

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 67.7% (Continued)                          VALUE
================================================================================
            CONSUMER DISCRETIONARY - 18.5% (Continued)
    11,000  West Marine, Inc.(a)                                   $    154,000
    11,500  Winnebago Industries, Inc.                                  360,870
     3,200  World Wrestling Entertainment, Inc.                          52,576
     8,000  WPT Enterprises, Inc.(a)                                     30,080
                                                                  --------------
                                                                      6,563,527
                                                                  --------------
            CONSUMER STAPLES - 2.5%
    24,100  American Italian Pasta Co. - Class A                        187,498
    12,198  Conn's, Inc.(a)                                             254,572
       400  Fresh Del Monte Produce, Inc.                                 6,956
    13,200  Krispy Kreme Doughnuts, Inc.(a)                             106,920
     4,300  Mobile Mini, Inc.(a)                                        122,163
     9,379  Nash Finch Co.                                              220,688
                                                                  --------------
                                                                        898,797
                                                                  --------------
            ENERGY - 1.5%
    19,400  McMoRan Exploration Co.(a)                                  344,156
    10,000  Pacific Ethanol, Inc.(a)                                    140,400
       800  SulphCo, Inc.(a)                                              4,968
     6,658  Tri-Valley Corp.(a)                                          48,137
                                                                  --------------
                                                                        537,661
                                                                  --------------
            FINANCIALS - 7.6%
     8,400  American Equity Investment Life Holding Co.                 103,068
     4,200  ASTA Funding, Inc.                                          157,458
     3,800  Citizens Banking Corp.                                       99,788
     2,300  Corus Bankshares, Inc.                                       51,428
     2,900  Federal Agricultural Mortgage Corp. - Class C                76,763
     5,500  First Industrial Realty Trust, Inc.                         242,000
     6,900  FPIC Insurance Group, Inc.(a)                               273,309
       316  Gladstone Capital Corp.                                       6,955
     1,500  Greenhill & Co., Inc.                                       100,530
    42,278  HouseValues, Inc.(a)                                        246,904
    37,000  LaBranche & Co., Inc.(a)                                    383,690
     1,500  MarketAxess Holdings, Inc.(a)                                15,705
    10,000  Novastar Financial, Inc.                                    291,900
     2,300  Odyssey Re Holdings Corp.                                    77,694
     6,000  Portfolio Recovery Associates, Inc.(a)                      263,220
    10,300  TrustCo Bank Corp NY                                        111,652
     3,000  Westamerica Bancorporation                                  151,530
     5,300  ZIPRealty, Inc.(a)                                           39,008
                                                                  --------------
                                                                      2,692,602
                                                                  --------------
            HEALTH CARE - 15.5%
     6,000  Advanced Magnetics, Inc.(a)                                 204,600
     1,400  Aksys Ltd.(a)                                                 1,078
    33,127  Align Technology, Inc.(a)                                   376,985
     9,200  Alnylam Pharmaceuticals, Inc.(a)                            132,572
     5,352  Amedisys, Inc.(a)                                           212,314
     5,300  ArthroCare Corp.(a)                                         248,358
    16,329  AtheroGenics, Inc.(a)                                       215,053
    26,100  AVANIR Pharmaceuticals - Class A(a)                         180,612

 TFS MARKET NEUTRAL FUND
 SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 67.7% (Continued)                          VALUE
================================================================================
            HEALTH CARE - 15.5% (Continued)
     2,000  Biolase Technology, Inc.(a)                            $     12,500
    10,000  Cell Therapeutics, Inc.(a)                                   17,100
    13,700  Cepheid, Inc.(a)                                             98,914
    12,586  Coley Pharmaceutical Group, Inc.(a)                         143,732
     2,000  Corcept Therapeutics, Inc.(a)                                 1,820
     2,600  Critical Therapeutics, Inc.(a)                                6,240
    14,000  CV Therapeutics, Inc.(a)                                    155,960
    43,000  Genitope Corp.(a)                                           125,560
    16,953  Geron Corp.(a)                                              106,295
     3,000  Greatbatch, Inc.(a)                                          67,860
     4,050  Healthcare Services Group, Inc.                             101,898
    27,727  Hythiam, Inc.(a)                                            200,189
    11,000  Immunomedics, Inc.(a)                                        19,580
    14,084  Introgen Therapeutics, Inc.(a)                               63,378
     6,600  Kensey Nash Corp.(a)                                        193,182
     4,200  LIFE TIME FITNESS, Inc.(a)                                  197,022
     8,824  Mankind Corp.(a)                                            167,656
    11,300  Mannatech, Inc.                                             200,236
    20,300  Momenta Pharmaceuticals, Inc.(a)                            274,456
    14,400  Nautilus, Inc.                                              198,000
    11,600  Nektar Therapeutics, Inc.(a)                                167,156
    25,900  NeoPharm, Inc.(a)                                           125,615
    18,000  Northfield Laboratories, Inc.(a)                            258,480
     7,000  Occulogix, Inc.(a)                                           14,560
     2,900  Pain Therapeutics, Inc.(a)                                   24,998
     1,300  Per-Se Technologies, Inc.(a)                                 29,614
     5,200  Pharmanet Development Group, Inc.(a)                        101,036
     6,400  Providence Service Corp.(a)                                 176,576
     1,272  Renovis, Inc.(a)                                             17,503
    14,300  Salix Pharmaceuticals Ltd.(a)                               193,908
     7,000  Santarus, Inc.(a)                                            51,940
    12,875  Stereotaxis, Inc.(a)                                        133,256
     3,200  SurModics, Inc.(a)                                          112,384
     9,600  Telik, Inc.(a)                                              170,784
                                                                  --------------
                                                                      5,500,960
                                                                  --------------
            INDUSTRIALS - 6.3%
     3,800  Brookfield Homes Corp.                                      107,008
     2,000  Escala Group, Inc.(a)                                        10,880
    26,000  Fleetwood Enterprises, Inc.(a)                              174,980
     3,800  Frontier Airlines Holdings, Inc.(a)                          31,350
     8,500  HEICO Corp.                                                 291,550
    13,100  Innovative Solutions & Support, Inc.(a)                     190,343
     5,900  Insituform Technologies, Inc.(a)                            143,252
     9,000  iRobot Corp. - Class A(a)                                   180,540
    10,200  JetBlue Airways Corp.(a)                                     94,554
     8,900  Lindsay Manufacturing Co.                                   255,875
     3,900  Marchex, Inc.(a)                                             59,826
     9,000  Microvision, Inc.(a)                                         12,870

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 67.7% (Continued)                          VALUE
================================================================================
            INDUSTRIALS - 6.3% (Continued)
     1,400  Mine Safety Appliances Co.                             $     49,896
     4,329  Palm Harbor Homes, Inc.(a)                                   64,762
    23,700  Presstek, Inc.(a)                                           127,743
     1,000  Research Frontiers, Inc.(a)                                   4,300
    26,452  TurboChef Technologies, Inc.(a)                             367,683
     4,500  WCI Communities, Inc.(a)                                     78,480
                                                                  --------------
                                                                      2,245,892
                                                                  --------------
            INFORMATION TECHNOLOGY - 8.5%
     7,900  3D Systems Corp.(a)                                         144,886
    21,100  Access Integrated Technologies, Inc.(a)                     199,817
    14,300  American Superconductor Corp.(a)                            132,418
    39,567  Audible, Inc.(a)                                            287,257
     2,500  Click Commerce, Inc.(a)                                      56,550
    12,100  Concur Technologies, Inc.(a)                                176,055
     1,100  Convera Corp.(a)                                              5,819
    12,571  eCollege.com, Inc.(a)                                       201,010
       600  Emageon, Inc.(a)                                              9,354
    17,100  eResearch Technology, Inc.(a)                               138,681
     3,600  FalconStor Software, Inc.(a)                                 27,684
    17,500  Ionatron, Inc.(a)                                            84,175
    10,297  L-1 Identity Solutions, Inc.(a)                             134,376
     6,298  Maxwell Technologies, Inc.(a)                               128,101
     5,000  Midway Games, Inc.(a)                                        43,900
    34,375  Mobility Electronics, Inc.(a)                               191,125
     5,000  ParkerVision, Inc.(a)                                        36,350
    11,400  Sonic Solutions(a)                                          173,736
    10,104  Stratasys, Inc.(a)                                          266,847
    15,700  Take-Two Interactive Software, Inc.(a)                      223,882
       200  Terremark Worldwide, Inc.(a)                                  1,110
    18,100  Volterra Semiconductor Corp.(a)                             294,125
       954  WebMD Health Corp.(a)                                        32,760
                                                                  --------------
                                                                      2,990,018
                                                                  --------------
            MATERIALS - 4.6%
     9,500  Bowater, Inc.                                               195,415
    17,300  Charles & Covard Ltd.                                       196,874
     3,500  GenTek, Inc.(a)                                              96,635
     7,038  Medis Technologies Ltd.(a)                                  173,909
     3,100  Mercer International, Inc.(a)                                29,264
     2,000  Neenah Paper, Inc.                                           68,460
    12,100  Ryerson, Inc.                                               264,869
     5,800  Sensient Technologies Corp.                                 113,506
    21,000  Terra Industries, Inc.(a)                                   161,910
     7,700  Trex Co., Inc.(a)                                           186,032
     5,000  Zoltek Cos., Inc.(a)                                        127,750
                                                                  --------------
                                                                      1,614,624
                                                                  --------------

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 67.7% (Continued)                          VALUE
================================================================================
            TELECOMMUNICATIONS SERVICES - 1.9%
     7,000  Endwave Corp.(a)                                       $     84,560
     3,800  I.D. Systems, Inc.(a)                                        89,794
    18,426  InPhonic, Inc.(a)                                           145,934
     2,900  KVH Industries, Inc.(a)                                      36,975
    33,600  Source Interlink Cos., Inc.(a)                              319,200
     3,200  Telkonet, Inc.(a)                                             9,120
                                                                  --------------
                                                                        685,583
                                                                  --------------
            UTILITIES - 0.8%
     5,000  Nicor, Inc.                                                 213,800
     2,000  Piedmont Natural Gas Co.                                     50,620
                                                                  --------------
                                                                        264,420
                                                                  --------------

            TOTAL COMMON STOCKS (Cost $24,145,473)                 $ 23,994,084
                                                                  --------------

            TOTAL SECURITIES SOLD SHORT - 67.7%
             (Proceeds $24,145,473)                                $ 23,994,084
                                                                  ==============

     (a) Non-income producing security.

See accompanying notes to Portfolio of Investments.

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================
    SHARES  COMMON STOCKS - 99.2%                                      VALUE
================================================================================
            CONSUMER DISCRETIONARY - 13.1%
     3,700  4Kids Entertainment, Inc.(a)                          $      61,050
     4,000  Beasley Broadcast Group, Inc.                                28,120
     1,800  Benihana, Inc.(a)                                            52,200
     1,500  Charlotte Russe Holdings, Inc.(a)                            41,310
    13,200  Gemstar-TV Guide International, Inc.(a)                      43,824
     2,500  Maidenform Brands, Inc.(a)                                   48,250
     3,700  PriceSmart, Inc.(a)                                          55,870
     4,440  Private Media Group, Inc.(a)                                 17,938
     3,200  Saga Communications, Inc.(a)                                 24,768
     1,400  Speedway Motorsports, Inc.                                   50,974
     3,900  Standard Motor Products, Inc.                                46,761
     1,500  Wiley (John) & Sons, Inc. - Class A                          54,015
                                                                  --------------
                                                                        525,080
                                                                  --------------
            CONSUMER STAPLES - 3.4%
     1,200  Imperial Sugar Co.                                           37,344
     1,700  NBTY, Inc.(a)                                                49,759
     4,400  Prestige Brands Holdings, Inc.(a)                            49,016
                                                                  --------------
                                                                        136,119
                                                                  --------------
            ENERGY - 15.0%
     1,400  Alon USA Energy, Inc.                                        41,286
     1,800  Basic Energy Services, Inc.(a)                               43,920
       900  Cabot Oil & Gas Corp.                                        43,137
     1,100  Chesapeake Utilities Corp.                                   33,055
     3,300  Complete Production Services, Inc.(a)                        65,142
     2,300  Delek US Holdings, Inc.(a)                                   42,550
     1,600  North European Oil Royalty Trust                             59,120
     1,400  Ormat Technologies, Inc.                                     45,808
     1,700  Penn Virginia Resource Partners, L.P.                        40,851
     1,200  St. Mary Land & Exploration Co.                              44,052
     1,500  Superior Energy Services, Inc.(a)                            39,390
       400  Superior Well Services, Inc.(a)                               7,920
     1,600  W&T Offshore, Inc.                                           46,736
     2,000  Western Refining, Inc.                                       46,480
                                                                  --------------
                                                                        599,447
                                                                  --------------
            FINANCIALS - 10.5%
     2,600  Financial Institutions, Inc.                                 60,736
       400  First Security Group, Inc.                                    4,608
     2,600  Government Properties Trust, Inc.                            23,452
     6,700  Hooper Holmes, Inc.(a)                                       22,579
     1,800  Mission West Properties, Inc.                                20,538
     1,300  Morningstar, Inc.(a)                                         47,970
     1,800  Northern Empire Bancshares(a)                                50,436
       600  One Liberty Properties, Inc.                                 13,440

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 99.2% (Continued)                          VALUE
================================================================================
            FINANCIALS - 10.5% (Continued)
     3,200  Opteum, Inc.                                          $      25,760
     4,000  Sizeler Property Investors, Inc.                             60,120
     3,000  Universal American Financial Corp.(a)                        48,210
     1,300  Western Alliance Bancorp(a)                                  42,770
                                                                  --------------
                                                                        420,619
                                                                  --------------
            HEALTH CARE - 6.1%
     8,900  American Oriental Bioengineering, Inc.(a)                    54,112
     9,200  AMICAS, Inc.(a)                                              27,416
     4,800  Barrier Therapeutics, Inc.(a)                                31,008
       700  Caraco Pharmaceutical Laboratories Ltd.(a)                    7,112
     2,300  LHC Group, Inc.(a)                                           51,336
       700  Neogen Corp.(a)                                              15,162
     2,900  Somanetics Corp.(a)                                          57,884
                                                                  --------------
                                                                        244,030
                                                                  --------------
            INDUSTRIALS - 23.8%
     1,200  Alaska Air Group, Inc.(a)                                    45,648
       700  AMERCO(a)                                                    51,905
     1,900  Ampco-Pittsburgh Corp.                                       58,767
       900  AMREP Corp.(a)                                               43,983
     1,000  Consolidated Graphics, Inc.(a)                               60,170
     1,700  Gardner Denver, Inc.(a)                                      56,236
     1,700  General Cable Corp.(a)                                       64,957
     1,900  H&E Equipment Services, Inc.(a)                              46,341
       497  Hardinge, Inc.                                                6,610
     3,100  Horizon Lines, Inc.                                          51,770
     1,900  II-VI, Inc.(a)                                               47,348
     2,900  Infrasource Services, Inc.(a)                                50,895
     1,200  Littlefuse, Inc.(a)                                          41,640
       300  NACCO Industries, Inc.                                       40,773
     4,700  On Assignment, Inc.(a)                                       46,107
     3,300  Orbital Sciences Corp.(a)                                    61,941
     1,900  Reddy Ice Holdings, Inc.                                     45,980
     3,000  Republic Airways Holdings, Inc.(a)                           46,560
     1,500  Sauer-Danfoss, Inc.                                          35,970
     1,800  Wabtec Corp.                                                 48,834
                                                                  --------------
                                                                        952,435
                                                                  --------------
            INFORMATION TECHNOLOGY - 14.3%
     2,400  Ansoft Corp.(a)                                              59,784
     1,200  ANSYS, Inc.(a)                                               53,016
       348  Carreker Corp.(a)                                             2,137
     4,000  Cogent Communications Group, Inc.(a)                         46,360
    11,000  Extreme Networks, Inc.(a)                                    39,930
     1,100  Hittite Microwave Corp.(a)                                   48,950
     4,200  Internap Network Services Corp.(a)                           63,924
     2,900  LeCroy Corp.(a)                                              39,962

TFS SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES  COMMON STOCKS - 99.2% (Continued)                          VALUE
================================================================================
            INFORMATION TECHNOLOGY - 14.3% (Continued)
     3,300  Liquidity Services, Inc.(a)                           $      51,447
     5,000  Packeteer, Inc.(a)                                           43,050
     3,700  Secure Computing Corp.(a)                                    23,421
     2,150  SYNNEX Corp.(a)                                              49,471
     1,700  Technitrol, Inc.                                             50,745
                                                                  --------------
                                                                        572,197
                                                                  --------------
            MATERIALS - 8.8%
     1,800  Chaparral Steel Co.                                          61,308
     1,800  Foundation Coal Holdings, Inc.                               58,266
     4,700  Lydall, Inc.(a)                                              41,830
     2,900  Myers Industries, Inc.                                       49,300
     1,000  Oregon Steel Mills, Inc.(a)                                  48,870
       600  RBC Bearings, Inc.(a)                                        14,490
       900  Terra Nitrogen Co., L.P.                                     23,535
     4,700  Xerium Technologies, Inc.                                    52,076
                                                                  --------------
                                                                        349,675
                                                                  --------------
            TELECOMMUNICATIONS SERVICES - 3.3%
     2,600  Atlantic Tele-Network, Inc.                                  48,048
     1,300  InterDigital Communications Corp.(a)                         44,330
     5,700  Vonage Holdings Corp.(a)                                     39,216
                                                                  --------------
                                                                        131,594
                                                                  --------------
            UTILITIES - 0.9%
     1,900  Middlesex Water Co.                                          36,537
                                                                  --------------

            TOTAL COMMON STOCKS - 99.2% (Cost $3,929,114)          $  3,967,733

            LIABILITIES IN EXCESS OF OTHER ASSETS - 0.8%                 33,473
                                                                  --------------

            TOTAL NET ASSETS - 100.0%                              $  4,001,206
                                                                  ==============

     (a) Non-income producing security.

See accompanying notes to Portfolio of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of the TFS Market Neutral Fund and the TFS Small Cap Fund are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees. The Funds also may use fair-value pricing if the value of a security they hold has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair-value pricing is used, the prices of the securities used to calculate the Funds' NAV may differ from quoted or published prices for the same securities.



2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2006:

                                              TFS Market         TFS Small Cap
                                             Neutral Fund            Fund
                                          ------------------   -----------------

    Tax cost of portfolio investments
     and securities sold short               $  12,202,987        $  3,939,911
                                          ==================   =================

    Gross unrealized appreciation            $   3,185,185        $    178,648
    Gross unrealized depreciation             (  2,496,488 )       (   150,826 )
                                          ------------------   -----------------

    Net unrealized appreciation              $     688,697        $     27,822
                                          ==================   =================



The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   TFS Capital Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*          /s/ Larry S. Eiben
                                   ---------------------------------------------
                                   Larry S. Eiben, President

Date     November 29, 2006
      -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*          /s/ Larry S. Eiben
                                   ---------------------------------------------
                                   Larry S. Eiben, President

Date     November 29, 2006
      -----------------------------------



By (Signature and Title)*          /s/ Mark J. Seger
                                   ---------------------------------------------
                                   Mark J. Seger, Treasurer

Date     November 29, 2006
      -----------------------------------


* Print the name and title of each signing officer under his or her signature.